Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - EQRx, INC. [Member] - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		$ 3,816,000	$ 120,000	$ 346
Research and Development Expense [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		1,279,000	18,000
General and Administrative Expense [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense, Total		$ 2,537,000	$ 102,000